Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of financial assets [line items]
Balance at beginning of period	$ (19)	$ (11)	$ (19)	$ (9)
Provision for credit losses
Purchases	1	1	3	1
Sales and maturities	(1)	(1)	(1)	(1)
Changes in risk, parameters and exposures	(1)	(2)	(4)	(4)
Exchange rate and other	0		1
Balance at end of period	(20)	(13)	(20)	(13)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4	2	3	2
Provision for credit losses
Purchases	1	1	3	1
Sales and maturities	(1)	(1)	(1)	(1)
Changes in risk, parameters and exposures	0	1	(1)	1
Exchange rate and other	(1)	(1)	(1)	(1)
Balance at end of period	3	2	3	2
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period	1	1	1	1
Provision for credit losses
Changes in risk, parameters and exposures	2		2
Exchange rate and other	(1)	1	(1)	1
Balance at end of period	2	2	2	2
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(24)	(14)	(23)	(12)
Provision for credit losses
Changes in risk, parameters and exposures	(3)	(3)	(5)	(5)
Exchange rate and other	2		3
Balance at end of period	$ (25)	$ (17)	$ (25)	$ (17)